SIGNIFICANT ACCOUNTING POLICIES - Effect of Transition Adjustment to Total Equity Resulting (Details) - USD ($) $ in Millions	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities		$ 16,603	$ 18,178
Market risk benefits		(15,766)	(21,688)
DAC	$ 5,607	$ 6,369	$ 6,113	$ 4,243	$ 5,840
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	(1,313)
Market risk benefits	(4,300)
DAC	1,548			$ 1,409
Unearned revenue liability and sales inducement assets	(166)
Total transition adjustment before taxes	(4,231)
Income taxes	888
Total transition adjustment (net of taxes)	(3,343)
Retained Earnings | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	30
Market risk benefits	(3,398)
DAC	0
Unearned revenue liability and sales inducement assets	0
Total transition adjustment before taxes	(3,368)
Income taxes	707
Total transition adjustment (net of taxes)	(2,661)
Accumulated Other Comprehensive Income (Loss) | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	(1,343)
Market risk benefits	(902)
DAC	1,548
Unearned revenue liability and sales inducement assets	(166)
Total transition adjustment before taxes	(863)
Income taxes	181
Total transition adjustment (net of taxes)	$ (682)